STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total		Common Stock [Member]		Treasury Stock [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2013	$ 48,688		$ 39			[1]	$ 67,383	$ 0	$ (18,734)
Balance (in shares) at Dec. 31, 2013			13,636,709		304,324
Issuance of shares upon exercise of options		[1]		[1]	$ 0		0	0	0
Issuance of shares upon exercise of options (in shares)			1,174		0
Issuance of shares upon cashless exercise of warrants		[1]		[1]	$ 0		0	0	0
Issuance of shares upon cashless exercise of warrants (in shares)			64,839		0
Unrealized loss on available-for-sale marketable securities	0
Share-based compensation	4,089		$ 0		$ 0		4,089	0	0
Net loss	(32,834)		0		0		0	0	(32,834)
Balance at Dec. 31, 2014	19,943		$ 39			[1]	71,472	0	(51,568)
Balance (in shares) at Dec. 31, 2014			13,702,722		304,324
Issuance of shares upon exercise of options	13			[1]	$ 0		13	0	0
Issuance of shares upon exercise of options (in shares)			4,000		0
Issuance of shares upon initial public offering	27,903		$ 19		$ 0		27,884	0	0
Issuance of shares upon initial public offering (in shares)			7,475,000		0
Issuance of shares upon secondary public offering	38,556		$ 16		$ 0		38,540	0	0
Issuance of shares upon secondary public offering (in shares)			6,379,198		0
Unrealized loss on available-for-sale marketable securities	0
Share-based compensation	2,365		$ 0		$ 0		2,365	0	0
Net loss	(19,449)		0		0		0	0	(19,449)
Balance at Dec. 31, 2015	69,331		$ 74			[1]	140,274	0	(71,017)
Balance (in shares) at Dec. 31, 2015			27,560,920		304,324
Issuance of shares upon exercise of options	6			[1]	$ 0		6	0	0
Issuance of shares upon exercise of options (in shares)			1,875		0
Unrealized loss on available-for-sale marketable securities	(6)		$ 0		$ 0		0	(6)	0
Share-based compensation	2,500		0		0		2,500	0	0
Net loss	(24,603)		0		0		0	0	(24,603)
Balance at Dec. 31, 2016	$ 47,228		$ 74			[1]	$ 142,780	$ (6)	$ (95,620)
Balance (in shares) at Dec. 31, 2016			27,562,795		304,324

[1]	Represents an amount less than $ 1.